Stockholders' Equity (Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Net income attributable to Sony Group Corporation's stockholders	¥ 1,171,776	¥ 582,191	¥ 916,271
Transfers (to) from the noncontrolling interests:
Increase (decrease) in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	196,002	16,372	(22,775)
Change from net income attributable to Sony Group Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ 1,367,778	¥ 598,563	¥ 893,496